Long Term Debt and Preference Securities - Narrative (Details) - USD ($) $ / shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended			9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2015	Sep. 30, 2015	Jun. 13, 2025	Dec. 31, 2024	Oct. 20, 2020	Oct. 16, 2020	Jul. 02, 2020	Jun. 18, 2020
Debt Instrument [Line Items]
Preferred stock, liquidation preference, value	$ 10		$ 10					$ 10
Preference Securities
Debt Instrument [Line Items]
Preferred stock, dividend rate, percentage					9.00%	9.00%
Preferred stock, dividend rate, per-dollar-amount (in dollars per share)						$ 10
Temporary equity, liquidation preference							$ 1,200
Preferred stock, liquidation preference, value						$ 10	58,400
Preference Securities | Redemption Price
Debt Instrument [Line Items]
Preferred stock, dividend rate, percentage						0.50%
Preference Securities | Financing Costs
Debt Instrument [Line Items]
Dividends, preferred stock	$ 1,300	$ 1,300	$ 2,600	$ 2,600
Fixed Rate Reset Subordinated Notes due 2055 | Junior Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, face amount							$ 400,000
Interest rate, stated percentage							7.75%
Fixed Rate Reset Subordinated Notes due 2055 | Junior Subordinated Debt | Treasury Rate Determination
Debt Instrument [Line Items]
Derivative, basis spread on variable rate							4.28%
Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, face amount									$ 20,000	$ 105,000
Interest rate, stated percentage	6.625%		6.625%					6.625%	6.625%
Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt | Treasury Rate Determination
Debt Instrument [Line Items]
Derivative, basis spread on variable rate									6.323%
Senior Notes Due 2030 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount											$ 30,000	$ 300,000
Interest rate, stated percentage	4.875%		4.875%					4.875%			4.875%